SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - shares	5 Months Ended
	Oct. 08, 2015	May. 06, 2015
Subsequent Event [Line Items]
Share repurchase program, shares authorized		500,000
share repurchase program, shares repurchased	61,263